Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment
Depreciation expense					$ 1,268,355	$ 913,246
Depreciation expense	$ 198,519	$ 306,185	$ 658,986	$ 901,521	$ 1,268,355	$ 913,246